9. Stockholders' Equity (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Equity [Abstract]
Options outstanding	7,573,673
Options vested	(104,673)
Unvested shares of common stock per consulting agreements	7,469,000
Weighted average fair value per share | $ / shares	$ 0.30